Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001262039
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	FORTINET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34511
Entity Tax Identification Number	77-0560389
Entity Address, Address Line One	899 Kifer Road
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	(408)
Local Phone Number	235-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	FTNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false